FIRST AMERICAN
                                                  FUNDS, INC.


                                    STRATEGY
                                      FUNDS


                                    [PHOTOS]

                                                      [GRAPHIC] 98

                                                1998 ANNUAL REPORT




[LOGO] FIRST AMERICAN
           THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS

------------------------
  HIGHER RISK/RETURN
  POTENTIAL
------------------------

  SECTOR FUNDS

  INTERNATINAL FUNDS

  SMALL CAP FUNDS

  MID CAP FUNDS

  LARGE CAP FUNDS

  STRATEGY FUNDS
  Strategy Aggressive Growth
  Strategy Growth
  Strategy Growth & Income
  Strategy Income

  BOND FUNDS

  TAX FREE BOND FUNDS

  MONEY MARKET FUNDS

------------------------
  LOWER RISK/RETURN
  POTENTIAL
------------------------


INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFER A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. SUPPORTED BY EXTENSIVE RESEARCH AND A HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.


TABLE OF CONTENTS
------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS                                             1
------------------------------------------------------------------------------
STRATEGIES FOR UNCERTAIN MARKETS                                    2
------------------------------------------------------------------------------
STRATEGY FUNDS OVERVIEW                                             4
------------------------------------------------------------------------------
  Strategy Income Fund                                              6
------------------------------------------------------------------------------
  Strategy Growth And Income Fund                                   7
------------------------------------------------------------------------------
  Strategy Growth Fund                                              8
------------------------------------------------------------------------------
  Strategy Aggressive Growth Fund                                   9
------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                       10
------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS                                           11
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                           13
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                14
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               16
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      18
------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS                                             21
------------------------------------------------------------------------------



--------------------------------------------------------------------------------
              NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS                                       SEPTEMBER 30, 1998


DEAR SHAREHOLDERS:

     On behalf of the board of directors of First American Strategy Funds, Inc., I would like to extend a warm welcome to all new shareholders and express my appreciation to our long-term shareholders for your continued support.

          Investors will remember this past year as one of the most volatile periods in recent history. During the first half of 1998, the financial markets staged a remarkable rally that sent the Dow Jones Industrial Average to record highs.

          In mid July, the markets suddenly reversed course, all but erasing the year's gains. Since then, the markets have fluctuated, with dramatic price swings becoming commonplace.

          During challenging times, it's more important than ever to focus on the fundamentals, including creating balanced portfolios. First American Strategy Funds offer broader diversification than investing in a single mutual fund and enable investors to achieve more targeted asset allocation. Please take a few moments to read the following article on First American Strategy Funds. You may also want to meet with your investment professional to review your long-term goals and fine-tune your portfolio accordingly.

          As you review this annual report, you will notice that we start off with an overview of market conditions, followed by comments from fund managers explaining how those conditions affected each fund. We hope that you find this format useful in understanding your investment.

          Again, the board of directors thanks you for your support and confidence in the First American family of funds.

     Sincerely,

     /s/ Virginia L. Stringer

     VIRGINIA L. STRINGER
     Chairman
     First American Strategy Funds, Inc.


                            1       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STRATEGIES FOR UNCERTAIN MARKETS


MEET YOUR INVESTMENT GOALS WITH ONE INVESTMENT
--------------------------------------------------------------------------------

First American Strategy Funds differ from other kinds of mutual funds. Instead of investing shareholders' assets directly in stocks, bonds or money market securities, they invest in shares of other First American funds. First American's Strategy Funds offer a fund-of-funds approach to meeting a variety of investment goals, time horizons and risk tolerance criteria.

     Funds of funds offer broader diversification than investing in a single mutual fund because they hold shares of a variety of underlying funds, which in turn generally hold dozens of securities. This extensive diversification may reduce risk by smoothing out the highs and lows that are usually associated with more concentrated portfolios. And because they invest only in shares of other mutual funds with clearly stated investment objectives, funds of funds enable investors to achieve more targeted asset allocation.

     These broad-based portfolios may also help investors keep their portfolios on track over time. Fund managers review each fund portfolio on a regular basis to evaluate the consistency of their asset allocation, and the funds are rebalanced as necessary to respond to changing market conditions.


PUT THE POWER OF DISCIPLINED INVESTING TO WORK FOR YOU
--------------------------------------------------------------------------------

Successful investing requires insight, experience and the discipline to develop a strategy and stick with it. First American Strategy Funds offer you a disciplined approach to investing a consistent investment philosophy we apply to all portfolio decisions. Our tradition of disciplined management ensures that each fund stays true to its investment objective and to the level of risk and return it was designed to achieve.

ASSET ALLOCATIONS AS OF SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

STRATEGY INCOME FUND
--------------------

Strategy Income Fund invests primarily in bond funds, but also invests a small portion of its portfolio in dividend-paying stock funds to create growth opportunities and help offset the effects of inflation.

                                  [PIE CHART]

                          Equity Income Fund 20.9%
                          Real Estate Fund 5.4%
                          Fixed income Fund 56.4%
                          Strategic Income Fund 14.2%
                          Prime obligations Fund 3.1%

STRATEGY GROWTH AND INCOME FUND
-------------------------------

Strategy Growth & Income Fund invests in a mix of stock and bond fund holdings.

                                  [PIE CHART]

                          Large Cap Growth Fund 11.2%
                          Large Cap Value Fudn 16.7%
                          Mid Cap Growth Fund 5.3%
                          Mid Cap Value Fund 5.3%
                          Small Cap Growth Fund 2.5%
                          Small Cap Value Fund 2.6%
                          International Fund 3.9%
                          Emerging Markets Fund 1.0%
                          Fixed Income Fund 36.7%
                          Strategic Income Fund 9.3%
                          Prime Obligations Fund 5.5%

STRATEGY GROWTH FUND
--------------------

Strategy Growth Fund divides its assets among various categories of stock funds, but also includes bond funds to help balance the risk associated with stock funds.

                                  [PIE CHART]

                           Large Cap Growth Fund 12.3%
                           Large Cap Value Fund 18.3%
                           Mid Cap Growth Fund 7.2%
                           Mid Cap Value Fund 7.4%
                           Small Cap Growth Fund 3.5%
                           Small Cap Value Fund 3.5%
                           International Fund 7.0%
                           Emerging Markets Fund 2.5%
                           Fixed Income Fund 24.7%
                           Strategic Income Fund 6.2%
                           Prime Obligatins Fund 7.4%

STRATEGY AGGRESSIVE GROWTH FUND
-------------------------------

Strategy Aggressive Growth Fund concentrates on stock fund investments with above-average prospects for long-term growth, allocating the majority of its assets to stock funds, including sector, small cap and international funds.

                                  [PIE CHART]

                          Large Cap Growth Fund 12.2%
                          Large Cap Value Fund 18.8%
                          Mid Cap Growth Fund 9.6%
                          Mid Cap Value Fund 9.9%
                          Small Cap Growth Fund 5.0%
                          Small Cap Value Fund 5.0%
                          International Fund 10.6%
                          Emerging Markets Fund 5.0%
                          Fixed Income Fund 12.4%
                          Strategic Income Fund 3.0%
                          Prime Obligations Fund 8.5%


The portfolio allocations illustrated are subject to change. The available ranges for each fund are outlined in the prospectus.

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

STRATEGY
   FUNDS OVERVIEW

The fiscal year ended September 30, 1998, was one of marked contrast for the investment world in a variety of ways.

     For instance, things started off rocky enough in October of 1997, as the stock market experienced its worst one-day point decline ever. However, it quickly bounced back, and many of the most notable equity indices, including the Dow Jones Industrial Average and Standard & Poor's 500 Composite Index, reached record levels by mid-July, 1998.

     Then, stocks took a sharp turn in the other direction. The large-cap indices dropped close to 20%, the historical measure of an official bear market. Beyond that, many individual stocks went through a significant bear market period, with a number losing as much as 50% of their value in a matter of weeks. In particular, smaller and mid-cap stocks suffered severe declines.

     While this was going on, bond markets were experiencing their own rapid changes. Suddenly, long-term U.S. Treasury securities became the investment of choice for many investors concerned about a volatile world economic environment. Interest rates on these bonds reached near historic lows, bringing bond values up. However, other parts of the bond market, including corporate securities and high-yield bonds, were experiencing the opposite effect. Investors seemed to veer away from these issues, and values dropped significantly, leading to a mixed picture for the bond market as a whole.

     Much of the market's activity was driven by bad economic news from overseas. In particular, Japan's economy continued its slide, and the impact of that began to carry over into emerging markets of Asia. Eventually, additional problems plagued Russian and Latin American markets, leading forecasters to fear a worldwide recession was on the horizon.


                            4       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

     This concern led to a struggle for many foreign markets. Emerging markets, by some measures, lost up to half of their value during the period, and other developed markets like Japan were also down considerably. Europe proved to be the only bright spot overseas.

     While the U.S. economy continued to grow at a moderate pace with little inflation, investor fears about the spillover effect of world economic problems were felt in the markets. Going forward, there remain a number of questions about the direction of the U.S. economy for the coming year.

     While the threat of a recession may have increased, there are also encouraging signs, including recent moves by the Federal Reserve to lower short-term interest rates in an effort to keep the economy on track.

     Investors should be prepared for dramatic short-term movements and continue to position themselves for a longer-term investment posture. It is quite likely that the markets will remain volatile in the months to come. We'll be keeping a close eye on key measuring sticks, such as corporate earnings and consumer spending, to determine whether a more defensive investment posture is required.


The following graphs compare First American fund performance with unmanaged indices. Indices do not pay management fees to cover costs of shareholder services and fund operating costs or transaction costs to buy and sell securities. Unlike indices, mutual funds are never 100% invested because they need cash on hand to redeem shares. In addition, the performance shown for the funds includes the maximum initial sales charge, all fund expenses and fees. If the operating expenses associated with the funds and the underlying funds had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and one cannot invest in it directly.

Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.


                            5       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STRATEGY FUNDS
STRATEGY INCOME


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME CONSISTENT
     WITH LIMITED RISK TO CAPITAL

Led by surging U.S. Treasury securities, the Strategy Income Fund generated a return of 8.72% for the 12-month fiscal period ended September 30, 1998.

     As the year began, the fund had two-thirds of its assets invested in Fixed Income Fund, which included a heavy weighting in intermediate to long-term government bonds. As interest rates declined dramatically, these bonds gained in value, providing a solid total return. Our other major holding, Equity Income Fund, also performed well in a volatile environment for stocks.

     By the end of the period, we had diversified the fixed income portion of the portfolio by adding the Strategic Income Fund.

     The Strategic Income Fund is a multi-sector bond fund focusing on U.S. government and domestic investment grade debt securities, foreign debt securities (both investment grade and high-yield), and domestic high-yield debt securities. Strategic Income Fund is an effective complement to Fixed Income Fund and is currently attractively valued compared to the U.S. government bond sector. We anticipate the fund will benefit from this shift, generating a competitive rate of income and total returns.


VALUE OF A $10,000 INVESTMENT

                              [PLOT POINTS CHART]

               First American      Standard & Poor's    Lehman Government/
            Strategy Income Fund       500 Index       Corporate Bond Index
            --------------------       ---------       --------------------

1996              $10,000              $10,000                $10,000
1997              $11,077              $13,663                $10,709
1998              $12,043              $14,901                $12,084

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                 SINCE
                                                         1 YEAR    INCEPTION
--------------------------------------------------------------------------------
Strategy Income Fund                                      8.72%       10.61%
--------------------------------------------------------------------------------
S&P 500                                                   9.06%       23.13%
--------------------------------------------------------------------------------
Lehman Government/Corporate                              12.84%       10.38%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the fund is 10/1/96. The performance reflected in the graph begins on 10/31/96.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                            6       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STRATEGY FUNDS
STRATEGY GROWTH & INCOME


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS TO PROVIDE BOTH CAPITAL GROWTH AND CURRENT INCOME THROUGH A
     BALANCED APPROACH TO EQUITY SECURITIES AND FIXED INCOME INVESTMENTS

In a time of divergent performance among a variety of asset classes, Strategy Growth & Income Fund generated a return of -2.18% for the fiscal year ended September 30, 1998.

     Helping our performance was a heavy concentration in Fixed Income Fund, which benefited from the strength of U.S. Treasury bonds, one of the best performing asset classes over the 12-month period. On the other hand, our stock fund holdings, which were performing well, suddenly took a turn for the worse in the spring and summer. At that time, first small and mid-cap stock funds, and eventually, large-cap funds as well, were hard hit by the stock market's retreat.

     By the end of the fiscal year, we had shifted some money out of the poor performing small-cap sector and diversified more broadly with mid-cap investments and an increased weighting in value-oriented large-cap funds. We believe this reallocation will help temper any short-term volatility in the markets and put the fund in a strong position to generate solid, long-term returns for investors.


VALUE OF A $10,000 INVESTMENT

                              [PLOT POINTS CHART]

          First American Strategy   Standard & Poor's    Lehman Government/
          Growth and Income Fund       500 Index        Corporate Bond Index
          ----------------------       ---------        --------------------

1996             $10,000                $10,000                $10,000
1997             $11,924                $13,663                $10,709
1998             $11,664                $14,901                $12,084

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                 SINCE
                                                        1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Strategy Growth and Income Fund                         -2.18%         8.57%
--------------------------------------------------------------------------------
S&P 500                                                  9.06%        23.13%
--------------------------------------------------------------------------------
Lehman Government/Corporate                             12.84%        10.38%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the fund is 10/1/96. The performance reflected in the graph begins on 10/31/96.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                            7       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STRATEGY FUNDS
STRATEGY GROWTH


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS TO PROVIDE CAPITAL GROWTH AND A MODERATE LEVEL OF CURRENT INCOME

A difficult market environment, primarily since April, resulted in a return of -5.95% for Strategy Growth Fund for the fiscal year ended September 30, 1998.

     Most equity sectors were hurt by the market's decline. In particular, the fund's investments in small and mid-cap value funds were hard hit. While we reduced our weighting in those categories, their struggles remained a factor in the performance of the fund. However, we did benefit from a 25% weighting in Fixed Income Fund, which helped to offset some of the negative performance from the equity area.

     The volatile market that created these difficulties is likely to continue, at least in the short run, and we've positioned the fund a bit more defensively, making more use of large cap and value opportunities. Longer term, a broad range of growth stocks should be able to benefit from increased opportunities around the world. That will benefit patient investors who are seeking capital appreciation to meet future goals.


VALUE OF A $10,000 INVESTMENT

                              [PLOT POINTS CHART]

              First American      Standard & Poor's    Lehman Government/
           Strategy Growth Fund       500 Index       Corporate Bond Index
           --------------------       ---------       --------------------

1996             $10,000               $10,000               $10,000
1997             $12,267               $13,663               $10,709
1998             $11,537               $14,901               $12,084

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                  SINCE
                                                         1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Strategy Growth Fund                                     -5.95%         7.66%
--------------------------------------------------------------------------------
S&P 500                                                   9.06%        23.13%
--------------------------------------------------------------------------------
Lehman Government/Corporate                              12.84%        10.38%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the fund is 10/1/96. The performance reflected in the graph begins on 10/31/96.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                            8       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STRATEGY FUNDS
STRATEGY AGGRESSIVE GROWTH


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     SEEKS TO PROVIDE A HIGH LEVEL OF CAPITAL GROWTH

Struggles in the stock market, especially among small-cap and mid-cap issues, had a negative effect on Strategy Aggressive Growth Fund's performance. For the fiscal year ended September 30, 1998, the fund recorded a return of -9.85%.

     For much of the year, more than 30% of the fund was invested in four funds representing small- and mid-cap stocks. All of those funds went through a difficult period as the stocks they emphasize were hampered by a negative market from April through August.

     Large-cap stock funds included in the portfolio did not generate much in terms of positive returns. The best performer for the period was Fixed Income Fund, a bond portfolio that represents a very small holding and is not a major focus of this fund.

     We expect the stock market to show better balance in the year ahead. We've increased the weighting in large-cap value investments, as that area of the market seems most attractively priced going forward. We've also taken a more cautious approach to the volatile small-cap area, until more positive developments begin to occur. Overall, we expect the investment environment to show improved prospects for the fund.


VALUE OF A $10,000 INVESTMENT

                               [PLOT POINTS CHART]

          First American Strategy   Standard & Poor's    Lehman Government/
          Aggressive Growth Fund        500 Index       Corporate Bond Index
          ----------------------        ---------       --------------------

1996             $10,000                 $10,000               $10,000
1997             $12,713                 $13,663               $10,709
1998             $11,461                 $14,901               $12,084

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                  SINCE
                                                         1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Strategy Aggressive Growth Fund                          -9.85%         7.04%
--------------------------------------------------------------------------------
S&P 500                                                   9.06%        23.13%
--------------------------------------------------------------------------------
Lehman Government/Corporate                              12.84%        10.38%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the fund is 10/1/96. The performance reflected in the graph begins on 10/31/96.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                            9       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

INDEPENDENT
AUDITORS' REPORT      SEPTEMBER 30, 1998


     The Board of Directors and Shareholders
     First American Strategy Funds, Inc.

     We have audited the accompanying statements of net assets for the Income Fund, Growth & Income Fund, Growth Fund, and Aggressive Growth Fund (funds within First American Strategy Funds, Inc.) as of September 30, 1998, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Income Fund, Growth and Income Fund, Growth Fund, and Aggressive Growth Fund as of September 30, 1998, and the results of their operations, changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

     KPMG Peat Marwick LLP
     Minneapolis, Minnesota
     November 13, 1998


                           10       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


INCOME FUND                                                        GROWTH & INCOME FUND

DESCRIPTION                                 SHARES   VALUE (000)   DESCRIPTION                                  SHARES  VALUE (000)
----------------------------------------------------------------   ----------------------------------------------------------------
FIXED INCOME FUNDS - 70.5%                                         EQUITY FUNDS - 48.5%
First American Investment Funds, Inc.                              First American Investment Funds, Inc.
    Fixed Income Fund                    5,620,784     $  65,707       Emerging Markets Fund*                  352,696     $  1,982
    Strategic Income Fund                1,788,099        16,576       International Fund                      647,480        8,126
                                                       ---------       Large Cap Growth Fund                 1,429,606       23,303
TOTAL FIXED INCOME FUNDS                                               Large Cap Value Fund                  1,546,402       34,670
    (Cost $80,570)                                        82,283       Mid Cap Growth Fund*                    936,371       11,115
                                                       =========       Mid Cap Value Fund                      734,554       11,055
                                                                       Small Cap Growth Fund*                  446,873        5,353
EQUITY FUNDS - 26.3%                                                   Small Cap Value Fund                    395,095        5,373
First American Investment Funds, Inc.                                                                                      --------
    Equity Income Fund                   1,548,931        24,380   TOTAL EQUITY FUNDS
    Real Estate Securities Fund            516,617         6,297       (Cost $112,872)                                      100,977
                                                       ---------                                                           ========
TOTAL EQUITY FUNDS
    (Cost $31,603)                                        30,677   FIXED INCOME FUNDS - 46.0% First American Investment Funds, Inc.
                                                       =========       Fixed Income Fund                     6,526,155       76,291
                                                                       Strategic Income Fund                 2,083,369       19,313
MONEY MARKET FUND - 3.1% First American Funds, Inc.                                                                        --------
    Prime Obligations Fund               3,635,052         3,635   TOTAL FIXED INCOME FUNDS
                                                       ---------       (Cost $93,630)                                        95,604
TOTAL MONEY MARKET FUND                                                                                                    ========
    (Cost $3,635)                                          3,635
                                                       =========   MONEY MARKET FUND - 5.5% First American Funds, Inc.
TOTAL INVESTMENTS - 99.9%                                              Prime Obligations Fund               11,387,651       11,388
    (Cost $115,808)                                      116,595                                                           --------
                                                       =========       (Cost $11,388)                                        11,388
Other Assets and Liabilities, Net - 0.1%                     184                                                           ========
                                                       ---------   TOTAL INVESTMENTS - 100.0%
                                                                       (Cost $217,890)                                      207,969
NET ASSETS:                                                                                                                ========
Portfolio Capital - ($.01 par value - 20                           Other Assets and Liabilities, Net - 0.0%                     (62)
  billion authorized) based on                                                                                             --------
  10,396,413 outstanding shares                        $ 113,071
Accumulated net realized gain on                                   NET ASSETS:
 investments                                               2,921   Portfolio Capital - ($.01 par value - 20
Net unrealized appreciation of                                       billion authorized) based on
 investments                                                 787     18,757,143 outstanding shares                         $209,990
                                                       ---------   Undistributed net investment income                           43
TOTAL NET ASSETS - 100.0%                              $ 116,779   Accumulated net realized gain on
                                                       =========    investments                                               7,795
NET ASSET VALUE, OFFERING PRICE, AND                               Net unrealized depreciation of
 REDEMPTION PRICE PER SHARE                            $   11.23    investments                                              (9,921)
                                                       =========                                                           --------
                                                                   TOTAL NET ASSETS -- 100.0%                              $207,907
                                                                                                                           ========
                                                                   NET ASSET VALUE, OFFERING PRICE, AND
                                                                    REDEMPTION PRICE PER SHARE                             $  11.08
                                                                                                                           ========

                                                                   *Currently non-income producing.

The accompanying notes are an integral part of the financial statements.


                           11       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS         SEPTEMBER 30, 1998


GROWTH FUND                                                        AGGRESSIVE GROWTH FUND

DESCRIPTION                                 SHARES   VALUE (000)    DESCRIPTION                                 SHARES   VALUE (000)
----------------------------------------------------------------    ----------------------------------------------------------------
FIXED INCOME FUNDS - 70.5%                                          EQUITY FUNDS - 48.5%
First American Investment Funds, Inc.                               First American Investment Funds, Inc.
    Emerging Markets Fund*                 291,372     $   1,637        Emerging Markets Fund*                 553,102     $  3,109
    International Fund                     366,583         4,601        International Fund                     528,939        6,638
    Large Cap Growth Fund                  495,262         8,073        Large Cap Growth Fund                  470,299        7,666
    Large Cap Value Fund                   535,677        12,010        Large Cap Value Fund                   526,105       11,795
    Mid Cap Growth Fund*                   400,605         4,755        Mid Cap Growth Fund*                   520,112        6,174
    Mid Cap Value Fund                     322,117         4,848        Mid Cap Value Fund                     410,620        6,180
    Small Cap Growth Fund*                 192,010         2,300        Small Cap Growth Fund*                 261,533        3,133
    Small Cap Value Fund                   170,112         2,314        Small Cap Value Fund                   229,654        3,123
                                                       ---------                                                           --------
TOTAL EQUITY FUNDS                                                  TOTAL EQUITY FUNDS
    (Cost $46,467)                                        40,538        (Cost $55,558)                                       47,818
                                                       =========                                                           ========

FIXED INCOME FUNDS - 30.8%                                          FIXED INCOME FUNDS - 15.4%
First American Investment Funds, Inc.                               First American Investment Funds, Inc.
    Fixed Income Fund                    1,382,519        16,162        Fixed Income Fund                      664,051        7,763
    Strategic Income Fund                  437,860         4,059        Strategic Income Fund                  203,820        1,889
                                                       ---------                                                           --------
TOTAL FIXED INCOME FUNDS                                            TOTAL FIXED INCOME FUNDS
    (Cost $19,912)                                        20,221        (Cost $9,507)                                         9,652
                                                       =========                                                           ========

MONEY MARKET FUND - 7.4%                                            MONEY MARKET FUND - 8.5%
First American Funds, Inc.                                          First American Funds, Inc.
    Prime Obligations Fund               4,873,313         4,873        Prime Obligations Fund               5,307,330        5,307
                                                       ---------                                                           --------
TOTAL MONEY MARKET FUND                                            TOTAL MONEY MARKET FUND
    (Cost $4,873)                                          4,873        (Cost $5,307)                                         5,307
                                                       =========                                                           ========
TOTAL INVESTMENTS - 100.0%                                         TOTAL INVESTMENTS - 100.2%
    (Cost $71,252)                                        65,632        (Cost $70,372)                                       62,777
                                                       =========                                                           ========
Other Assets and Liabilities, Net - 0.0%                      24    Other Assets and Liabilities, Net - (0.2)%                 (142)
                                                       ---------                                                           --------

NET ASSETS:                                                         NET ASSETS:
Portfolio Capital - ($.01 par value - 20                            Portfolio Capital - ($.01 par value - 20
  billion authorized) based on                                        billion authorized) based on
  5,940,617 outstanding shares                         $  68,807      5,639,787 outstanding shares                         $ 67,683
Undistributed net investment income                           10    Undistributed net investment income                          13
Accumulated net realized gain on investments               2,459    Accumulated net realized gain on  investments             2,534
Net unrealized depreciation of investments                (5,620)   Net unrealized depreciation of investments               (7,595)
                                                       ---------                                                           --------
TOTAL NET ASSETS - 100.0%                              $  65,656    TOTAL NET ASSETS -- 100.0%                             $ 62,635
                                                       =========                                                           ========
NET ASSET VALUE, OFFERING PRICE, AND                               NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE                            $   11.05     REDEMPTION PRICE PER SHARE                            $  11.11
                                                       =========                                                           ========

*Currently non-income producing.                                   *Currently non-income producing.

The accompanying notes are an integral part of the financial statements.


                           12       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS      FOR THE PERIOD ENDED SEPTEMBER 30, 1998  IN THOUSANDS

                                                                 GROWTH &                     AGGRESSIVE
                                            INCOME FUND       INCOME FUND    GROWTH FUND     GROWTH FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Income distributions from underlying funds       $4,170         $   6,331       $  1,404        $  1,071
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                           4,170             6,331          1,404           1,071
=========================================================================================================

EXPENSES:

Investment advisory fees                            214               480            136             140

Less: Waiver of investment advisory fees           (214)             (480)          (136)           (140)

Less: Reimbursement of expenses by adviser         (295)             (608)          (213)           (207)

Shareholder servicing fee                           214               480            136             140

Administrator fees                                   94               211             60              62

Transfer agent fees                                  50                60             56              50

Amortization of organizational costs                  4                 4              4               4

Custodian fees                                       26                58             16              17

Directors' fees                                       2                 3              1               1

Registration fees                                    78               143             44              43

Professional fees                                    25                74             18              17

Printing                                             13                48             12              11

Other                                                 3                 7              2               2
---------------------------------------------------------------------------------------------------------

TOTAL EXPENSES AFTER WAIVERS
 AND REIMBURSEMENTS                                 214               480            136             140
=========================================================================================================

Investment income - net                           3,956             5,851          1,268             931
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
ON INVESTMENTS - NET:

Realized capital gain distributions received
 from underlying funds                              949             6,699          2,429           3,047

Net realized gain (loss) on investments           2,044             1,357            109            (487)

Net change in unrealized
 depreciation of investments                       (577)          (18,324)        (8,431)         (9,882)
---------------------------------------------------------------------------------------------------------

NET GAIN (LOSS) ON INVESTMENTS                    2,416           (10,268)        (5,893)         (7,322)
=========================================================================================================

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $6,372         $  (4,417)      $ (4,625)       $ (6,391)
=========================================================================================================

The accompanying notes are an integral part of the financial statements.


                           13       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS   IN THOUSANDS

                                                                                     INCOME FUND        GROWTH & INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                           10/1/97   10/1/96 (2)       10/1/97   10/1/96 (2)
                                                                                to            to            to            to
                                                                           9/30/98       9/30/97       9/30/98       9/30/97
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                                  $   3,956     $     585     $   5,851     $     291
Realized capital gain distributions received from investments                  949            11         6,699            52
Net realized gain (loss) on investments                                      2,044            12         1,357           201
Net change in unrealized appreciation (depreciation) of investments           (577)        1,025       (18,324)        1,980
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              6,372         1,633        (4,417)        2,524
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment Income - net                                                     (3,956)         (585)       (5,809)         (291)
Net realized gain on investments                                               (86)           (2)         (315)           (1)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         (4,042)         (587)       (6,124)         (292)
=============================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Proceeds from sales                                                        116,106        43,502       121,119        33,212
Shares issued in connection with Qualivest merger                           10,015            --       139,897            --
Reinvestment of distributions                                                3,768           544         5,251           269
Payments for redemptions                                                   (51,559)       (8,973)      (75,384)       (8,148)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital share transactions                      78,330        35,073       190,883        25,333
-----------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                80,660        36,119       180,342        27,565

NET ASSETS AT BEGINNING OF PERIOD                                           36,119            --        27,565            --
=============================================================================================================================
NET ASSETS AT END OF PERIOD(3)                                           $ 116,779     $  36,119     $ 207,907     $  27,565
=============================================================================================================================
(1)CAPITAL SHARE TRANSACTIONS:
  Shares issued                                                             10,424         4,152        10,267         3,057
  Shares issued in connection with Qualivest merger                            918            --        12,099            --
  Shares issued in lieu of cash distributions                                  337            52           447            24
  Shares redeemed                                                           (4,620)         (866)       (6,400)         (737)
-----------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN CAPITAL SHARES                                             7,059         3,338        16,413         2,344
=============================================================================================================================


The accompanying notes are an integral part of the financial statements.


                           14       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

            GROWTH FUND      AGGRESSIVE GROWTH FUND
----------------------------------------------------
  10/1/97   10/1/96 (2)       10/1/97   10/1/96 (2)
       to            to            to            to
  9/30/98       9/30/97       9/30/98       9/30/97
----------------------------------------------------

$   1,268     $      86     $     931     $      34
    2,429            54         3,047            64
      109            26          (487)            4
   (8,431)        1,218        (9,882)        1,303
----------------------------------------------------
   (4,625)        1,384        (6,391)        1,405
----------------------------------------------------

   (1,257)          (86)         (918)          (34)
     (146)           (1)          (74)           (1)
----------------------------------------------------
   (1,403)          (87)         (992)          (35)
====================================================

   66,089        16,210        53,597        13,401
   28,454            --        32,858            --
    1,320            83           966            33
  (39,855)       (1,914)      (31,128)       (1,079)
----------------------------------------------------
   56,008        14,379        56,293        12,355
----------------------------------------------------
   49,980        15,676        48,910        13,725

   15,676            --        13,725            --
====================================================
$  65,656     $  15,676     $  62,635     $  13,725
====================================================

    5,431         1,462         4,257         1,188
    2,408            --         2,705            --
      111             7            79             3
   (3,302)         (176)       (2,492)         (100)
----------------------------------------------------
    4,648         1,293         4,549         1,091
====================================================

(2) Commenced operations on October 1, 1996.

(3) Includes undistributed net investment income (000) of $0 and $0 for Income Fund, $43 and $0 for Growth & Income Fund,$10 and $0 for Growth Fund, and $13 and $0 for Aggressive Growth Fund at September 30, 1998 and September 30, 1997, respectively.


                           15       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS    FOR THE YEARS ENDED SEPTEMBER 30
                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                            NET ASSET                   REALIZED AND     DIVIDENDS
                                VALUE           NET      UNREALIZED       FROM NET   DISTRIBUTIONS
                            BEGINNING    INVESTMENT        GAINS ON     INVESTMENT    FROM CAPITAL
                            OF PERIOD        INCOME     INVESTMENTS         INCOME           GAINS
---------------------------------------------------------------------------------------------------
INCOME FUND
 1998                         $ 10.82        $ 0.50         $  0.43       $ (0.50)        $ (0.02)
 1997(1)                      $ 10.00        $ 0.41         $  0.82       $ (0.41)             --
GROWTH & INCOME FUND
 1998                         $ 11.76        $ 0.35         $ (0.59)      $ (0.35)        $ (0.09)
 1997(1)                      $ 10.00        $ 0.26         $  1.76       $ (0.26)             --
GROWTH FUND
 1998                         $ 12.12        $ 0.28         $ (0.98)      $ (0.28)        $ (0.09)
 1997(1)                      $ 10.00        $ 0.18         $  2.12       $ (0.18)             --
AGGRESSIVE GROWTH FUND
 1998                         $ 12.58        $ 0.20         $ (1.42)      $ (0.20)        $ (0.05)
 1997(1)                      $ 10.00        $ 0.11         $  2.58       $ (0.11)             --
---------------------------------------------------------------------------------------------------

 +  Returns are for the period indicated and have not been annualized.

(1) Commenced operations on October 1, 1996. All ratios for the period have been annualized.

(2) Expense ratios do not include expenses of the underlying funds.


The accompanying notes are an integral part of the financial statements.


                           16       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

                                                                       RATIO OF
                                          RATIO OF   RATIO OF NET   EXPENSES TO
NET ASSET                              EXPENSES TO     INVESTMENT       AVERAGE
    VALUE                 NET ASSETS       AVERAGE      INCOME TO    NET ASSETS
   END OF       TOTAL         END OF           NET        AVERAGE    (EXCLUDING   PORTFOLIO
   PERIOD      RETURN   PERIOD (000)     ASSETS(2)     NET ASSETS   WAIVERS)(2)    TURNOVER
--------------------------------------------------------------------------------------------

 $  11.23      8.72%       $116,779          0.25%          4.63%         0.84%        106%
 $  10.82     12.51%+      $ 36,119          0.60%          4.39%         2.00%         29%

 $  11.08     (2.18)%      $207,907          0.25%          3.05%         0.82%        158%
 $  11.76     20.47%+      $ 27,565          0.60%          2.59%         2.10%         37%

 $  11.05     (5.95)%      $ 65,656          0.25%          2.33%         0.89%        143%
 $  12.12     23.23%+      $ 15,676          0.60%          1.61%         2.62%          6%

 $  11.11     (9.85)%      $ 62,635          0.25%          1.66%         0.87%        152%
 $  12.58     27.06%+      $ 13,725          0.60%          0.76%         2.85%          7%
--------------------------------------------------------------------------------------------


                           17       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1998


1  ORGANIZATION

      The Income Fund, Growth & Income Fund, Growth Fund, and Aggressive Growth Fund (collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"). FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. and First American Investment Funds, Inc. mutual funds in a "fund of funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future. The Funds' prospectus provides a description of each Fund's, and each underlying Fund's, investment objectives, policies, and strategies. Financial statements for the underlying mutual funds may be obtained by calling 1-800-637-2548.


2  SIGNIFICANT ACCOUNTING POLICIES

      SECURITY VALUATION - Investments are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 pm central time) on the valuation date.

      DISTRIBUTION TO SHAREHOLDERS - The Funds declare and pay income dividends monthly.

      FEDERAL INCOME TAXES - It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income. Accordingly, no provisions for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

      SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are recorded on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

      EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net asset value.


3  FEES AND EXPENSES

      Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Advisor) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the Funds is equal to an annual rate of 0.25% of the average daily net assets. The Advisor waived their entire fee, and reimbursed the Funds for additional expenses, during the current period. Such waivers are voluntary and may be discontinued at any time.

      Through a separate contractual agreement, U.S. Bank National Association, an affiliate of the Advisor, serves as the Funds' custodian.


                           18       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

      SEI Investments Distribution Co. (SIDCO) and SEI Investments Management Corporation (SIMC) serve as distributor and administrator of the Funds, respectively. FASF has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. Under this agreement, SIDCO paid $364,000 to Var & Company, an affiliate of U.S. Bank, for the period ended September 30, 1998. SIDCO provides administrative services, including certain accounting, legal, and shareholder services, at an annual rate of 0.12% of each Fund's average daily net assets. To the extent that the aggregate net assets of all the First American Family of Funds exceeds $8 billion, the percentage stated above is reduced to 0.105% for their relative share of the excess net assets. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees for the year ended September 30, 1998 were approximately 0.022% of average daily net assets. Under this agreement, SIMC paid $78,000 to U.S. Bank for the period ended September 30, 1998.

      In addition to the investment advisory and management fees, custodian fees, service fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Fund's direct expenses, as described above, Fund shareholders also bear a proportionate share of the underlying Fund's expenses.

      For the period ended September 30, 1998, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

      DST Systems, Inc. provides transfer agent services for the Fund.


4  INVESTMENT SECURITY TRANSACTIONS

      During the year ended September 30, 1998, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities were as follows (000):

                                                         PURCHASES         SALES
      --------------------------------------------------------------------------
      Income Fund                                         $115,912      $ 82,520
      Growth & Income Fund                                 248,828       222,186
      Growth Fund                                           92,186        63,807
      Aggressive Growth Fund                                93,739        68,687
      --------------------------------------------------------------------------

      At September 30, 1998, the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 1998, is as follows (000):

                             AGGREGATE GROSS     AGGREGATE GROSS
                                APPRECIATION        DEPRECIATION            NET
      -------------------------------------------------------------------------
      Income Fund                     $3,228            $ (2,441)       $   787
      Growth & Income Fund             4,132             (14,053)        (9,921)
      Growth Fund                        785              (6,405)        (5,620)
      Aggressive Growth Fund             615              (8,210)        (7,595)
      -------------------------------------------------------------------------


                           19       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS    SEPTEMBER 30, 1998


5  DEFERRED ORGANIZATIONAL AND OFFERING COSTS

      Organizational costs have been capitalized by the Funds and are being amortized over 60 months commencing with operations on a straight-line basis. In the event any of the initial shares are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $60,000 for organizational work performed by a law firm of which the Secretary of the Funds is a partner.


6  MERGERS

      On November 21, 1997, the following reorganization of certain Qualivest Funds into FASF took place pursuant to a Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997:

      QUALIVEST ACQUIRED FUND                 FASF ACQUIRING FUND
      --------------------------------------------------------------------------
      Allocated Conservative Fund             Income Fund
      Allocated Balanced Fund                 Growth & Income Fund
      Allocated Growth Fund                   Growth Fund
      Allocated Aggressive Fund               Aggressive Growth Fund
      --------------------------------------------------------------------------

      The acquisition was accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). Under the Agreement and Plan of Reorganization, Qualivest Class A and Y shares were exchanged for shares of FASF.

      The net assets prior to reorganization, and shares issued by the corresponding FASF funds were as follows:

      FUND                                 NET ASSETS              SHARES ISSUED
      --------------------------------------------------------------------------
      Income Fund                         $54,025,309                    917,583
      Growth & Income Fund                 43,382,026                 12,099,422
      Growth Fund                          20,092,972                  2,408,353
      Aggressive Growth Fund               17,779,318                  2,704,646
      --------------------------------------------------------------------------

      Included in the net assets from the Qualivest Funds were the following components:

                                                    UNDISTRIBUTED
                                                (DISTRIBUTIONS IN                             NET
                                                   EXCESS OF) NET   ACCUMULATED NET    UNREALIZED           NET
      FUND                     PAID IN CAPITAL  INVESTMENT INCOME     REALIZED LOSS          GAIN         ASSETS
      ----------------------------------------------------------------------------------------------------------
      Allocated Conservative      $  9,682,921               $ (7)       $   (7,224)   $  339,641   $ 10,015,331
      Allocated Balanced           133,671,156                 --          (197,753)    6,423,738    139,897,141
      Allocated Growth              26,873,290                 --           (11,592)    1,592,565     28,454,263
      Allocated Aggressive          31,892,422                  1           (18,518)      984,458     32,858,363
      ----------------------------------------------------------------------------------------------------------

      On November 21, 1997 the shares redeemed by the corresponding Qualivest Funds were as follows:

      QUALIVEST ACQUIRED FUND                                    SHARES REDEEMED
      --------------------------------------------------------------------------
      Allocated Conservative                                             988,240
      Allocated Balanced                                              12,938,277
      Allocated Growth                                                 2,540,239
      Allocated Aggressive                                             2,951,493
      --------------------------------------------------------------------------


                           20       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS    SEPTEMBER 30, 1998


      THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAW. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES THAT MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 1999. PLEASE CONSULT YOUR TAX ADVISER FOR PROPER TREATMENT OF THIS INFORMATION.

      Dear First American Strategy Fund Shareholders:

      For the fiscal year ended September 30, 1998, each fund has designated long-term capital gains and exempt income with regard to distributions paid during the year as follows:

                            LONG TERM      MEDIUM TERM         ORDINARY
                        CAPITAL GAINS    CAPITAL GAINS           INCOME            TOTAL
                        DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS    QUALIFYING
FUND                      (TAX BASIS)      (TAX BASIS)      (TAX BASIS)      (TAX BASIS)     DIVIDENDS
------------------------------------------------------------------------------------------------------
Income Fund                      0.00%            0.16%           99.84%          100.00%         9.00%
Growth & Income Fund             0.00             0.48            99.52           100.00          3.71
Growth Fund                      0.00             5.23            94.77           100.00          4.97
Aggressive Growth Fund           0.00             3.01            96.99           100.00          4.68
------------------------------------------------------------------------------------------------------


                           21       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

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                           22       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

                 (This page has been left blank intentionally.)




                           23       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

                 (This page has been left blank intentionally.)




                           24       '98 ANNUAL REPORT       FIRST AMERICAN FUNDS

FIRST AMERICAN STRATEGY FUNDS, INC.
BOARD OF DIRECTORS



      MR. DAVID BENNETT
      Director of the First American Strategy Funds, Inc.
      Of counsel with Gray, Plant, Mooty, Mooty and Bennett,
      Owner of three privately-held businesses
-------------------------------------------------------------------------------


      MR. ROBERT DAYTON
      Director of the First American Strategy Funds, Inc.
      Chief Executive Officer of Okabena Company
-------------------------------------------------------------------------------


      MR. ROGER GIBSON
      Director of the First American Strategy Funds, Inc.
      Vice President of North America-Mountain Region for United Airlines
-------------------------------------------------------------------------------


      MR. ANDREW HUNTER III
      Director of the First American Strategy Funds, Inc.
      Chairman of Hunter Keith Industries
-------------------------------------------------------------------------------


      MR. LEONARD KEDROWSKI
      Director of the First American Strategy Funds, Inc.
      Owner and President of Executive Management Consulting, Inc.
-------------------------------------------------------------------------------


      MR. ROBERT SPIES
      Director of the First American Strategy Funds, Inc.
      Retired Vice President, U.S. Bank National Association
-------------------------------------------------------------------------------


      MR. JOSEPH STRAUSS
      Director of the First American Strategy Funds, Inc.
      Former Chairman of First American Funds,
      Owner and President of Strauss Management Company
-------------------------------------------------------------------------------


      MS. VIRGINIA STRINGER
      Chairman of the First American Strategy Funds, Inc.
      Owner and President of Strategic Management Resources, Inc.
-------------------------------------------------------------------------------

      FIRST AMERICAN STRATEGY FUNDS, INC.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456


INVESTMENT ADVISOR
      FIRST AMERICAN ASSET MANAGEMENT,
      A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
      601 Second Avenue South
      Minneapolis, Minnesota 55402

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

ADMINISTRATOR
      SEI INVESTMENTS MANAGEMENT CORPORATION
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

TRANSFER AGENT
      DST SYSTEMS, INC.
      330 West Ninth Street
      Kansas City, Missouri 64105

DISTRIBUTOR
      SEI INVESTMENTS DISTRIBUTION CO.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
      KPMG PEAT MARWICK LLP
      90 South Seventh Street
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      220 South Sixth Street
      Minneapolis, Minnesota 55402



This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.

The performance data quoted represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



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